Amount Due to Director	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Amount Due to Director [Abstract]
AMOUNT DUE TO DIRECTOR

12.    AMOUNT DUE TO DIRECTOR

	September 30, 2023	June 30, 2023
	US$	US$
Amount due within 1 year	3,599,917	3,579,169
Amount due after 1 year	11,209,129	11,278,227
	14,809,046	14,857,396

The short-term loan due to the Director is interest-free, unsecured and repayable on demand.

The non-current liabilities are interest-free, repayable in instalments over 15 years from 2019 onwards. The Director has not demanded repayment from the Group during the three months ended September 30, 2023 and 2022 and will not be seeking repayment that may cause stress on the Group’s working capital.

12.    AMOUNT DUE TO DIRECTOR

	June 30, 2023	June 30, 2022
	US$	US$
Amount due within 1 year	3,579,169	3,322,862
Amount due after 1 year	11,278,227	12,209,702
	14,857,396	15,532,564

The short-term loan due to Director is interest-free, unsecured and repayable on demand.

The non-current liabilities are interest-free, repayable in instalments over 15 years from 2019 onwards. The Director has not demanded repayment from the Group during the years ended June 30, 2023 and 2022 and will not be seeking repayment that may cause stress on the Group’s working capital.

12.    AMOUNT DUE TO DIRECTOR

	June 30, 2022	June 30, 2021
	US$	US$
Amount due within 1 year	3,322,862	3,033,028
Amount due after 1 year	12,209,702	12,666,389
	15,532,564	15,699,417

The short-term loan due to Director, Mr. Peng Yang, is interest-free, unsecured and repayable on demand.

Sure Rich Investment (Group) Limited owed US$ 1,650,000 to the Director since May 31, 2013. The loan is interest-free, unsecured and repayable on demand.

The loan of US$13,319,891 to Reliant Galaxy International Limited from the Director was repayable in 15 annual instalments between July 1, 2018 and June 30, 2033. US$1,769,486 in total had been repaid to the Director in 2019 and 2020. The Director has not demanded repayment from the Group during the years ended June 30, 2022 and June 30, 2021 and will not be seeking repayment that may cause stress on the Group’s working capital.